Plant and Equipment (Details Narrative) 10Q - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 2,235	$ 0	$ 2,243	$ 0	$ 8